                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08044
                                  ---------------------------------------------

                    Morgan Stanley High Yield Fund, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                           SEMI-ANNUAL REPORT

MORGAN STANLEY HIGH YIELD FUND, INC.

                                                           JUNE 30, 2004

DIRECTORS
CHARLES A. FIUMEFREDDO      JOSEPH J. McALINDEN
MICHAEL BOZIC               VICE PRESIDENT
EDWIN J. GARN
WAYNE E. HEDIEN             BARRY FINK
JAMES F. HIGGINS            VICE PRESIDENT
DR. MANUEL H. JOHNSON
JOSEPH J. KEARNS            STEFANIE V. CHANG
MICHAEL NUGENT              VICE PRESIDENT
FERGUS REID
                            AMY R. DOBERMAN
OFFICERS                    VICE PRESIDENT           [MORGAN STANLEY LOGO]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD       JAMES W. GARRETT
                            TREASURER AND CHIEF      MORGAN STANLEY
MITCHELL M. MERIN           FINANCIAL OFFICER        HIGH YIELD FUND, INC.
PRESIDENT
                            MICHAEL J. LEARY
                            ASSISTANT TREASURER
RONALD E. ROBISON
EXECUTIVE VICE PRESIDENT    MARY E. MULLIN
AND PRINCIPAL EXECUTIVE     SECRETARY
OFFICER

INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES COMPANY
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
1 (800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116


FOR ADDITIONAL FUND INFORMATION,
INCLUDING THE FUND'S NET ASSET VALUE
PER SHARE AND INFORMATION REGARDING THE
INVESTMENTS COMPRISING THE FUND'S
PORTFOLIO, PLEASE CALL 1-800-221-6726
OR VISIT OUR WEBSITE AT                              MORGAN STANLEY
www.morganstanley.com/im.                            INVESTMENT MANAGEMENT INC.
(C) 2004 MORGAN STANLEY                              INVESTMENT ADVISER

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

LETTER TO STOCKHOLDERS                      Overview

PERFORMANCE

For the six months ended June 30, 2004, the Morgan Stanley High Yield Fund, Inc. (the "Fund") had a total return, based on net asset value per share of 1.83% compared to 2.47% for the CSFB High Yield Index (the "Index"). On June 30, 2004, the closing price of the Fund's shares on the New York Stock Exchange was $5.91, representing a 13.3% discount to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

   - In the first half of 2004, the high-yield market benefited from a strong economic environment, good corporate earnings and very low defaults. Unfortunately, a poor technical situation caused by very large new issuance and outflows from the asset class kept high-yield from continuing the strong rally that began in late 2002.

   - High-yield spreads tightened by 30 basis points during the period to close at 456 basis points over treasuries while the yield to maturity of the Index rose to 8.57% due to the significantly higher treasury yields.

   - Lower-rated securities were the best performers during the period partly due to the decline in treasury prices, which had a greater impact on higher rated securities.

   - Consumer products, metals, manufacturing and chemicals were the best performers industries with returns over 6% while aerospace and telecommunications produced negative returns. The airline industry, which is a sub-sector of aerospace, took a particularly hard hit, declining almost 20%. As the Fund did not own airlines in 2004, this benefited performance.

   - Good security selection in housing, wireless communications and telecommunications added to relative performance during the first half of 2004. Security selection in cable, forest products and chemicals detracted from returns.

MANAGEMENT STRATEGIES

   - The Fund's main overweighted sectors are energy, housing and diversified media while our main sector underweights include airlines, financials, information technology, gaming/leisure and utilities. As a reminder, our sector allocations are the result of our bottom-up security selection.

   - In regards to credit quality, the Fund has a slightly higher average credit quality than the overall market.

Sincerely,


/s/ Ronald E. Robison
Ronald E. Robison
Executive Vice President--
Principal Executive Officer

                                                                       July 2004

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

STATEMENT OF NET ASSETS
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            June 30 2004 (unaudited)

                                                                 FACE
                                                               AMOUNT           VALUE
                                                                (000)           (000)
-------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (94.0%)

AEROSPACE (0.3%)
Dunlop Standard Aerospace Holdings plc
    11.875%, 5/15/09                               $           (a)288   $         307
=====================================================================================
BROADCASTING (1.5%)
Granite Broadcasting Corp.
    9.75%, 12/1/10                                             (a)210             196
Interep National Radio Sales, Inc.
    10.00%, 7/1/08                                                480             401
TV Azteca SA de CV
    10.50%, 2/15/07                                            (b)980           1,005
-------------------------------------------------------------------------------------
                                                                                1,602
=====================================================================================
CABLE (6.1%)
Avalon Cable LLC
    11.68%, 12/1/08                                            (c)148             158
Cablecom Luxembourg SCA
    9.375%, 4/15/14                                EUR         (a)795             952
Cablevision Systems Corp.
    5.66%, 4/1/09                                  $        (a)(d)175             180
Charter Communications Holdings LLC
    0.00%, 1/15/11                                          (b)(c)642             473
    9.625%, 11/15/09                                              100              82
    10.25%, 1/15/10                                            (b)392             326
    10.75%, 10/1/09                                               205             173
CSC Holdings, Inc.
    8.125%, 7/15/09                                            (b)155             162
    10.50%, 5/15/16                                               145             163
DirecTV Holdings LLC
    8.375%, 3/15/13                                            (b)615             683
Echostar DBS Corp.
    9.125%, 1/15/09                                            (b)829             913
Kabel Deutschland GmbH
    10.625%, 7/1/14                                            (a)600             619
Pegasus Communications Corp.
    9.75%, 12/1/06                                             (e)130              64
    12.50%, 8/1/07                                             (e)140              69
Pegasus Satellite Communications, Inc.
    12.375%, 8/1/06                                             (e)55              27
Renaissance Media Group LLC
    10.00%, 4/15/08                                            (c)275             285
Satelites Mexicanos SA de CV
    10.125%, 11/1/04                                         (e)1,105             470
Telenet Communications NV
    9.00%, 12/15/13                                EUR         (a)365             447
Telenet Group Holding NV
    0.00%, 6/15/14                                 $        (a)(c)495   $         317
-------------------------------------------------------------------------------------
                                                                                6,563
=====================================================================================
CHEMICALS (6.8%)
Avecia Group plc
    11.00%, 7/1/09                                                307             235
Cognis Deutschland GmbH & Co. KG
    6.897%, 11/15/13                               EUR      (a)(d)540             652
Equistar Chemicals LP
    10.125%, 9/1/08                                $           (b)601             661
    10.625%, 5/1/11                                               145             162
FMC Corp.
    10.25%, 11/1/09                                            (b)300             347
Huntsman Advanced Materials LLC
    11.00%, 7/15/10                                            (a)235             266
Huntsman International LLC
    10.125%, 7/1/09                                            (b)378             387
    10.125%, 7/1/09                                EUR            405             494
ISP Chemco, Inc.
    10.25%, 7/1/11                                 $           (b)375             419
ISP Holdings, Inc.
    10.625%, 12/15/09                                          (b)330             365
Koppers, Inc.
    9.875%, 10/15/13                                              175             192
Millennium America, Inc.
    7.00%, 11/15/06                                               330             341
    9.25%, 6/15/08                                                438             473
Nalco Co.
    7.75%, 11/15/11                                         (a)(b)655             689
    8.875%, 11/15/13                                           (a)315             332
Rhodia SA
    8.875%, 6/1/11                                             (a)610             518
Rockwood Specialties Group, Inc.
    10.625%, 5/15/11                                              400             428
Westlake Chemical Corp.
    8.75%, 7/15/11                                                260             283
-------------------------------------------------------------------------------------
                                                                                7,244
=====================================================================================
CONSUMER PRODUCTS (2.6%)
Amscan Holdings, Inc.
    8.75%, 5/1/14                                              (a)330             326
Leiner Health Products, Inc.
    11.00%, 6/1/12                                             (a)320             332
Oxford Industries, Inc.
    8.875%, 6/1/11                                             (a)255             270
Prestige Brands, Inc.
    9.25%, 4/15/12                                             (a)460             444

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   3

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

STATEMENT OF NET ASSETS (CONT'D)            June 30, 2004 (unaudited)

                                                                 FACE
                                                               AMOUNT           VALUE
                                                                (000)           (000)
-------------------------------------------------------------------------------------
CONSUMER PRODUCTS (CONT'D)
Rayovac Corp.
    8.50%, 10/1/13                                 $              385   $         406
Safilo Capital International SA
    9.625%, 5/15/13                                EUR         (a)660             761
Tempur-Pedic, Inc.
    10.25%, 8/15/10                                $              189             214
-------------------------------------------------------------------------------------
                                                                                2,753
=====================================================================================
DIVERSIFIED MEDIA (8.1%)
Advanstar Communications, Inc.
    8.75%, 8/15/08                                             (d)859             903
    10.75%, 8/15/10                                               100             111
Alliance Atlantis Communications, Inc.
    13.00%, 12/15/09                                              734             811
Cinemark, Inc.
    0.00%, 3/15/14                                       (a)(b)(c)730             480
Dex Media, Inc.
    0.00%, 11/15/13                                         (a)(c)795             517
Dex Media East LLC
    12.125%, 11/15/12                                             415             487
Dex Media West LLC
    9.875%, 8/15/13                                               425             468
Hollinger Participation Trust, PIK
    12.125%, 11/15/10                                          (a)759             888
Lighthouse International Co. SA
    (Registered)
    8.00%, 4/30/14                                 EUR            400             473
Muzak LLC
    9.875%, 3/15/09                                $              508             393
    10.00%, 2/15/09                                               350             310
Nebraska Book Co., Inc.
    8.625%, 3/15/12                                               490             483
Nevada Power Co.
    9.00%, 8/15/13                                                800             874
PEI Holdings, Inc.
    11.00%, 3/15/10                                               180             210
Primedia, Inc.
    8.875%, 5/15/11                                            (b)620             617
Vivendi Universal SA
    6.25%, 7/15/08                                                180             192
    9.25%, 4/15/10                                                385             455
-------------------------------------------------------------------------------------
                                                                                8,672
=====================================================================================
ENERGY (8.8%)
BRL Universal Equipment 2001 A LP
    8.875%, 2/15/08                                            (b)702             755
CHC Helicopter Corp.
    7.375%, 5/1/14                                 $           (a)625   $         617
Chesapeake Energy Corp.
    7.50%, 9/15/13                                             (b)745             778
Citgo Petroleum Corp.
    11.375%, 2/1/11                                               260             303
El Paso Production Holding Co.
    7.75%, 6/1/13                                              (a)650             600
    7.75%, 6/1/13                                              (b)455             420
GulfTerra Energy Partners LP
    8.50%, 6/1/10                                                 119             130
    10.625%, 12/1/12                                           (b)613             733
Hanover Compressor Co.
    8.625%, 12/15/10                                              120             125
    9.00%, 6/1/14                                                 450             469
Hanover Equipment Trust
    8.50%, 9/1/08                                                 405             430
    8.75%, 9/1/11                                                 250             269
Hilcorp Energy I LP
    10.50%, 9/1/10                                             (a)685             745
Husky Oil Co.
    8.90%, 8/15/28                                          (b)(d)855             969
Magnum Hunter Resources, Inc.
    9.60%, 3/15/12                                                355             392
Pemex Project Funding Master Trust
    9.125%, 10/13/10                                           (b)345             397
Plains Exploration & Production Co.
    7.125%, 6/15/14                                            (a)235             240
Tesoro Petroleum Corp.
    9.00%, 7/1/08                                                 250             259
    9.625%, 4/1/12                                                200             225
Vintage Petroleum, Inc.
    7.875%, 5/15/11                                               545             561
-------------------------------------------------------------------------------------
                                                                                9,417
=====================================================================================
FINANCIALS (1.3%)
iStar Financial, Inc.
    8.75%, 8/15/08                                             (b)490             544
JSG Funding plc
    10.125%, 10/1/12                               EUR            621             826
-------------------------------------------------------------------------------------
                                                                                1,370
=====================================================================================
FOOD & DRUG (1.9%)
CA FM Lease Trust
    8.50%, 7/15/17                                 $           (a)659             731
Delhaize America, Inc.
    8.125%, 4/15/11                                            (b)695             762

4   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

STATEMENT OF NET ASSETS (CONT'D)            June 30, 2004 (unaudited)

                                                                 FACE
                                                               AMOUNT           VALUE
                                                                (000)           (000)
-------------------------------------------------------------------------------------
FOOD & DRUG (CONT'D)
Rite Aid Corp.
    7.125%, 1/15/07                                $              375   $         385
    8.125%, 5/1/10                                                135             143
-------------------------------------------------------------------------------------
                                                                                2,021
=====================================================================================
FOOD & TOBACCO (2.3%)
Michael Foods, Inc.
    8.00%, 11/15/13                                               415             430
Pilgrim's Pride Corp.
    9.625%, 9/15/11                                               935           1,038
Smithfield Foods, Inc.
    7.625%, 2/15/08                                            (b)945             997
-------------------------------------------------------------------------------------
                                                                                2,465
=====================================================================================
FOREST PRODUCTS (5.9%)
Abitibi-Consolidated, Inc.
    6.00%, 6/20/13                                                645             574
Georgia-Pacific Corp.
    8.875%, 2/1/10                                             (b)825             938
Graphic Packaging International Corp.
    9.50%, 8/15/13                                             (a)665             725
    9.50%, 8/15/13                                              (b)45              49
Norampac, Inc.
    6.75%, 6/1/13                                                 295             291
Owens-Brockway
    7.75%, 5/15/11                                                 50              52
    8.75%, 11/15/12                                               125             136
Owens-Illinois, Inc.
    7.35%, 5/15/08                                             (b)360             361
    7.50%, 5/15/10                                           (b)1,035           1,020
Pliant Corp.
    13.00%, 6/1/10                                                712             641
Tekni-Plex, Inc.
    8.75%, 11/15/13                                            (a)205             197
    12.75%, 6/15/10                                               523             504
Tembec Industries, Inc.
    8.50%, 2/1/11                                              (b)780             792
-------------------------------------------------------------------------------------
                                                                                6,280
=====================================================================================
GAMING & LEISURE (6.6%)
Caesars Entertainment, Inc.
    7.875%, 12/15/05                                              355             374
    8.875%, 9/15/08                                               250             272
Global Cash Access LLC
    8.75%, 3/15/12                                             (a)300             313
Hilton Hotels Corp.
    7.625%, 12/1/12                                $           (b)185   $         200
    7.95%, 4/15/07                                             (b)647             702
Horseshoe Gaming Holding Corp.
    8.625%, 5/15/09                                            (b)667             699
Host Marriott Corp.
    7.875%, 8/1/08                                                150             155
Host Marriott LP
    7.125%, 11/1/13                                               230             226
MGM Mirage
    6.00%, 10/1/09                                             (b)885             872
Starwood Hotels & Resorts Worldwide, Inc.
    7.375%, 5/1/07                                             (b)170             180
    7.875%, 5/1/12                                             (b)575             618
Station Casinos, Inc.
    6.00%, 4/1/12                                                 765             744
    8.375%, 2/15/08                                             1,150           1,249
Venetian Casino Resort LLC
    11.00%, 6/15/10                                            (b)364             422
-------------------------------------------------------------------------------------
                                                                                7,026
=====================================================================================
HEALTH CARE (4.9%)
AmerisourceBergen Corp.
    8.125%, 9/1/08                                             (b)604             653
Fisher Scientific International, Inc.
    8.00%, 9/1/13                                                  60              64
    8.125%, 5/1/12                                             (b)360             387
Fresenius Medical Care Capital Trust II
    7.875%, 2/1/08                                                865             915
HCA, Inc.
    6.30%, 10/1/12                                                 80              80
    6.91%, 6/15/05                                             (b)905             932
MedCath Holdings Corp.
    9.875%, 7/15/12                                            (a)305             310
National Nephrology Associates, Inc.
    9.00%, 11/1/11                                             (a)100             115
Team Health, Inc.
    9.00%, 4/1/12                                              (a)460             444
Tenet Healthcare Corp.
    6.50%, 6/1/12                                              (b)432             378
    7.375%, 2/1/13                                             (b)160             146
    9.875%, 7/1/14                                             (a)265             271
VWR International, Inc.
    6.875%, 4/15/12                                            (a)235             237
    8.00%, 4/15/14                                             (a)290             299
-------------------------------------------------------------------------------------
                                                                                5,231
=====================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   5

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

STATEMENT OF NET ASSETS (CONT'D)            June 30, 2004 (unaudited)

                                                                 FACE
                                                               AMOUNT           VALUE
                                                                (000)           (000)
-------------------------------------------------------------------------------------
HOUSING (5.3%)
Associated Materials, Inc.
    0.00%, 3/1/14                                  $      (a)(c)1,250   $         844
C.B. Richard Ellis Services, Inc.
    9.75%, 5/15/10                                                 32              35
    11.25%, 6/15/11                                               807             923
Interface, Inc.
    7.30%, 4/1/08                                                 135             134
    9.50%, 2/1/14                                              (a)535             535
    10.375%, 2/1/10                                               165             185
LNR Property Corp.
    7.625%, 7/15/13                                            (b)520             520
Nortek Holdings, Inc.
    0.00%, 5/15/11                                     (a)(b)(c)1,130             910
Schuler Homes, Inc.
    9.375%, 7/15/09                                            (b)295             325
Technical Olympic USA, Inc.
    9.00%, 7/1/10                                              (b)573             591
    10.375%, 7/1/12                                            (b)380             398
WII Components, Inc.
    10.00%, 2/15/12                                            (a)230             227
-------------------------------------------------------------------------------------
                                                                                5,627
=====================================================================================
INFORMATION TECHNOLOGY (2.2%)
Iron Mountain, Inc.
    7.75%, 1/15/15                                             (b)375             374
    8.625%, 4/1/13                                             (b)570             607
Nortel Networks Ltd.
    6.125%, 2/15/06                                               590             596
Xerox Corp.
    7.125%, 6/15/10                                               730             748
-------------------------------------------------------------------------------------
                                                                                2,325
=====================================================================================
MANUFACTURING (4.6%)
ABB International Finance Ltd. MTN
    11.00%, 1/15/08                                EUR            320             454
Brand Services, Inc.
    12.00%, 10/15/12                               $              285             326
Flowserve Corp.
    12.25%, 8/15/10                                            (b)543             618
Johnsondiversey, Inc.
    9.625%, 5/15/12                                               511             559
    9.625%, 5/15/12                                EUR            235             311
Manitowoc Co., Inc.
    10.375%, 5/15/11                                              768           1,044
NMHG Holding Co.
    10.00%, 5/15/09                                $              633             699
Trimas Corp.
    9.875%, 6/15/12                                $              847   $         903
-------------------------------------------------------------------------------------
                                                                                4,914
=====================================================================================
METALS (1.7%)
General Cable Corp.
    9.50%, 11/15/10                                               255             275
Glencore Nickel Property Ltd.
    9.00%, 12/1/14                                             (f)515             @--
Murrin Murrin Holding Ltd.
    9.375%, 8/31/07                                          (f)1,595             @--
Republic Technologies International LLC
    13.75%, 7/15/09                                         (e)(f)720             @--
SGL Carbon Luxembourg SA
    8.50%, 2/1/12                                  EUR         (a)290             345
UCAR Finance, Inc.
    10.25%, 2/15/12                                $              530             592
United States Steel Corp.
    9.75%, 5/15/10                                                555             618
-------------------------------------------------------------------------------------
                                                                                1,830
=====================================================================================
RETAIL (1.3%)
General Nutrition Centers, Inc.
    8.50%, 12/1/10                                             (a)355             370
J.C. Penney Co., Inc.
    7.95%, 4/1/17                                              (b)190             212
    9.00%, 8/1/12                                              (b)273             323
J.C. Penney Co., Inc. MTN
    6.875%, 10/15/15                                                1               1
Petro Stopping Centers LP
    9.00%, 2/15/12                                             (a)515             512
-------------------------------------------------------------------------------------
                                                                                1,418
=====================================================================================
SERVICES (2.9%)
Allied Waste North America
    8.875%, 4/1/08                                             (b)791             870
Buhrmann US, Inc.
    8.25%, 7/1/14                                              (a)625             626
Encompass Services Corp.
    10.50%, 5/1/09                                          (e)(f)405             @--
MSW Energy Holdings LLC
    8.50%, 9/1/10                                                 105             112
MSW Energy Holdings LLC II
    7.375%, 9/1/10                                             (a)495             495
United Rentals North America, Inc.
    6.50%, 2/15/12                                                485             461
    7.75%, 11/15/13                                               610             579
-------------------------------------------------------------------------------------
                                                                                3,143
=====================================================================================

6   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

STATEMENT OF NET ASSETS (CONT'D)            June 30, 2004 (unaudited)

                                                                 FACE
                                                               AMOUNT           VALUE
                                                                (000)           (000)
-------------------------------------------------------------------------------------
TELECOMMUNICATIONS (3.5%)
Axtel SA
    11.00%, 12/15/13                               $           (a)745   $         709
Esprit Telecommunications Group plc
    11.50%, 12/15/07                               EUR      (e)(f)665             @--
Exodus Communications, Inc.
    11.625%, 7/15/10                               $      (e)(f)1,098             @--
Knology, Inc., PIK
    12.00%, 11/30/09                                           (a)629             595
Primus Telecommunications Group, Inc.
    8.00%, 1/15/14                                           (a)1,055             934
Qwest Communications International, Inc.
    4.75%, 2/15/09                                          (a)(d)515             484
Qwest Corp.
    5.625%, 11/15/08                                              115             113
    6.625%, 9/15/05                                               235             241
Qwest Services Corp.
    13.00%, 12/15/07                                           (a)550             630
Rhythms NetConnections, Inc.
    13.878%, 5/15/08                                      (e)(f)2,591             @--
    14.00%, 2/15/10                                       (e)(f)1,476             @--
-------------------------------------------------------------------------------------
                                                                                3,706
=====================================================================================
TRANSPORTATION (3.4%)
Amsted Industries, Inc.
    10.25%, 10/15/11                                           (a)505             551
AutoNation, Inc.
    9.00%, 8/1/08                                              (b)552             627
Laidlaw International, Inc.
    10.75%, 6/15/11                                               715             784
Sonic Automotive, Inc.
    8.625%, 8/15/13                                            (b)510             534
Tenneco Automotive, Inc.
    11.625%, 10/15/09                                             475             513
TRW Automotive, Inc.
    9.375%, 2/15/13                                               607             687
-------------------------------------------------------------------------------------
                                                                                3,696
=====================================================================================
UTILITIES (7.6%)
AES Corp. (The)
    7.75%, 3/1/14                                                 300             290
    8.875%, 2/15/11                                                59              62
    9.00%, 5/15/15                                          (a)(b)570             613
    9.375%, 9/15/10                                                88              94
Allegheny Energy, Inc.
    7.75%, 8/1/05                                              (b)285             296
Calpine Corp.
    8.50%, 7/15/10                                          (a)(b)785             654
CMS Energy Corp.
    7.50%, 1/15/09                                 $               75   $          75
    8.50%, 4/15/11                                             (b)450             461
Dynegy Holdings, Inc.
    6.875%, 4/1/11                                             (b)708             613
    9.875%, 7/15/10                                         (a)(b)440             475
Ipalco Enterprises, Inc.
    8.625%, 11/14/11                                              165             180
Monongahela Power Co.
    5.00%, 10/1/06                                                570             585
Northwest Pipeline Corp.
    8.125%, 3/1/10                                                115             125
Ormat Funding Corp.
    8.25%, 12/30/20                                            (a)899             854
Pacific Energy Partners LP
    7.125%, 6/15/14                                            (a)450             459
PG&E Corp.
    6.875%, 7/15/08                                         (a)(b)265             278
PSEG Energy Holdings LLC
    8.625%, 2/15/08                                            (b)541             585
Southern Natural Gas Co.
    8.875%, 3/15/10                                               235             258
Transcontinental Gas Pipe Line Corp.
    8.875%, 7/15/12                                               210             238
Williams Cos., Inc.
    7.875%, 9/1/21                                                970             939
-------------------------------------------------------------------------------------
                                                                                8,134
=====================================================================================
WIRELESS COMMUNICATIONS (4.4%)
American Tower Corp.
    7.50%, 5/1/12                                              (a)365             355
    9.375%, 2/1/09                                             (b)575             617
Centennial Communications Corp.
    8.125%, 2/1/14                                             (a)725             676
MetroPCS, Inc.
    10.75%, 10/1/11                                               590             643
Nextel Partners, Inc.
    11.00%, 3/15/10                                               300             336
Rural Cellular Corp.
    6.02%, 3/15/10                                       (a)(b)(d)305             316
SBA Communications Corp.
    10.25%, 2/1/09                                              1,033           1,063
UbiquiTel Operating Co.
    0.00%, 4/15/10                                             (c)185             184

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   7

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

STATEMENT OF NET ASSETS (CONT'D)            June 30, 2004 (unaudited)

                                                                 FACE
                                                               AMOUNT           VALUE
                                                                (000)           (000)
-------------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS (CONT'D)
US Unwired, Inc.
    10.00%, 6/15/12                                $           (a)485   $         492
-------------------------------------------------------------------------------------
                                                                                4,682
=====================================================================================
TOTAL CORPORATE BONDS AND NOTES
    (Cost $100,781)                                                           100,426
=====================================================================================

                                                               SHARES
-------------------------------------------------------------------------------------
COMMON STOCKS (0.0%)

BROADCASTING (0.0%)
    Paxson Communications Corp.                             (g)59,742               5
=====================================================================================
TELECOMMUNICATIONS (0.0%)
    Viatel Holding Bermuda Ltd.                              (g)1,106               2
=====================================================================================
TOTAL COMMON STOCKS
    (Cost $1,951)                                                                   7
=====================================================================================
PREFERRED STOCKS (1.5%)

BROADCASTING (0.6%)
    Paxson Communications Corp.,
      PIK, 14.25%                                                  79             699
=====================================================================================
UTILITIES (0.9%)
    TNP Enterprises, Inc.,
      PIK, 14.50%                                                 851             953
=====================================================================================
TOTAL PREFERRED STOCKS
    (Cost $722)                                                                 1,652
=====================================================================================

                                                               NO. OF
                                                             WARRANTS
-------------------------------------------------------------------------------------
WARRANTS (0.0%)

METALS (0.0%)
    Republic Technologies International
      LLC, expiring 7/15/09                            (a)(f)(g)7,200             @--
=====================================================================================
UTILITIES (0.0%)
    SW Acquisition LP, expiring 4/1/11                    (a)(g)1,677              22
=====================================================================================
TOTAL WARRANTS
    (Cost $45)                                                                     22
=====================================================================================

                                                                 FACE
                                                               AMOUNT
                                                                (000)
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.5%)

REPURCHASE AGREEMENT (4.3%)
    J.P. Morgan Securities, Inc., 1.25%,
      dated 6/30/04, due 7/1/04,
      repurchase price $4,591                      $         (h)4,591           4,591
=====================================================================================
U.S. TREASURY SECURITIES (0.2%)
    United States Treasury Bills
        0.94%, 7/15/04                                         (b)100             100

                                                                 FACE
                                                               AMOUNT           VALUE
                                                                (000)           (000)
-------------------------------------------------------------------------------------
        0.99%, 9/23/04                             $           (b)100      $      100
-------------------------------------------------------------------------------------
                                                                                  200
=====================================================================================
TOTAL SHORT TERM INVESTMENTS
    (Cost $4,791)                                                               4,791
=====================================================================================
TOTAL INVESTMENTS (100.0%)
    (Cost $108,290)                                                           106,898
=====================================================================================

                                                               AMOUNT
                                                                (000)
-------------------------------------------------------------------------------------
OTHER ASSETS
    Interest Receivable                                         2,011
    Receivable for Investments Sold                             1,273
    Other                                                           9           3,293
=====================================================================================
LIABILITIES
    Payable For:
        Reverse Repurchase Agreements                         (26,905)
        Investments Purchased                                  (2,471)
        Dividends Declared                                       (468)
        Due to Bank                                              (229)
        Net Unrealized Depreciation on
          Foreign Currency Exchange
          Contracts                                              (109)
        Investment Advisory Fees                                  (46)
        Directors' Fees and Expenses                              (24)
        Due to Broker                                             (22)
        Administrative Fees                                        (7)
        Custodian Fees                                             (2)
    Other Liabilities                                             (82)        (30,365)
=====================================================================================
NET ASSETS
    Applicable to 11,700,448, issued and
      outstanding $ 0.01 par value shares
      (100,000,000 shares authorized)                                   $      79,826
=====================================================================================
NET ASSET VALUE PER SHARE                                               $        6.82
=====================================================================================
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
    Common Stock                                                        $         117
    Paid-in Capital                                                           156,101
    Undistributed (Distributions in Excess of) Net
      Investment Income                                                           (66)
    Accumulated Net Realized Gain (Loss)                                      (74,722)
    Unrealized Appreciation (Depreciation)
      on Investments, Foreign Currency Exchange
      Contracts and Translations                                               (1,604)
=====================================================================================
TOTAL NET ASSETS                                                        $      79,826
=====================================================================================

8   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

STATEMENT OF NET ASSETS (CONT'D)            June 30, 2004 (unaudited)

(a)  144A Security - Certain conditions for public sale may exist.

(b) Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of June 30, 2004. See note A-3 to financial statements.

(c) Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2004. Maturity date disclosed is ultimate maturity.

(d) Variable/Floating Rate Security -- Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2004.

(e)  Security is in default.

(f) Security was valued at fair value - At June 30, 2004, the Fund held fair-valued securities, each valued at less than $500, representing less than 0.05% of net assets.

(g)  Non-income producing.

(h) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

@    Amount is less than $500.

EUR  Euro

MTN  Medium-term Note

PIK Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Fund had the following foreign currency exchange contract(s) open at period end:

                                                                 NET
   CURRENCY                             IN                   UNREALIZED
      TO                             EXCHANGE               APPRECIATION
   DELIVER     VALUE   SETTLEMENT      FOR        VALUE    (DEPRECIATION)
    (000)      (000)      DATE        (000)       (000)         (000)
-------------------------------------------------------------------------
EUR   1,315   $1,603    7/26/04     US$ 1,557    $1,557         $(46)
EUR   2,185    2,663    7/26/04     US$ 2,604     2,604          (59)
EUR     150      183    7/26/04     US$   179       179           (4)
EUR   1,790    2,180    9/28/04     US$ 2,175     2,175           (5)
US$     178      178    7/26/04     EUR   150       183            5
US$     167      167     7/6/04     EUR   137       167          @--
=========================================================================
              $6,974                              $6,865        $(109)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   9

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            Financial Statements

                                                                                                        SIX MONTHS ENDED
                                                                                                           JUNE 30, 2004
                                                                                                             (UNAUDITED)
STATEMENT OF OPERATIONS                                                                                            (000)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                                                                             $           4,371
  Dividends                                                                                                           23
========================================================================================================================
    TOTAL INCOME                                                                                                   4,394
========================================================================================================================
EXPENSES
  Investment Advisory Fees                                                                                           282
  Interest Expense on Reverse Repurchase Agreements                                                                  188
  Professional Fees                                                                                                   41
  Administrative Fees                                                                                                 27
  Stockholder Reporting Expenses                                                                                      21
  Stockholder Servicing Fees                                                                                          14
  Custodian Fees                                                                                                      10
  Interest Expense                                                                                                     1
  Other Expenses                                                                                                      21
========================================================================================================================
    TOTAL EXPENSES                                                                                                   605
========================================================================================================================
      NET INVESTMENT INCOME                                                                                        3,789
========================================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                                      1,766
  Foreign Currency Transactions                                                                                      183
  Futures Contracts                                                                                                   45
========================================================================================================================
    NET REALIZED GAIN (LOSS)                                                                                       1,994
========================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                     (4,781)
  Foreign Currency Translations                                                                                      207
  Futures Contracts                                                                                                   23
========================================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                              (4,551)
========================================================================================================================
NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                     (2,557)
========================================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      $           1,232
========================================================================================================================

                                                                                  SIX MONTHS ENDED
                                                                                     JUNE 30, 2004            YEAR ENDED
                                                                                       (UNAUDITED)     DECEMBER 31, 2003
STATEMENT OF CHANGES IN NET ASSETS                                                           (000)                 (000)
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net Investment Income                                                           $        3,789       $           7,874
  Net Realized Gain (Loss)                                                                 1,994                 (21,789)
  Change in Unrealized Appreciation (Depreciation)                                        (4,551)                 38,052
========================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        1,232                  24,137
========================================================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                                                   (2,808)                 (6,671)
========================================================================================================================
Capital Share Transactions:
  Reinvestment of Shares (9,704 shares in 2003)                                               --                      58
========================================================================================================================
    TOTAL INCREASE (DECREASE)                                                             (1,576)                 17,524
========================================================================================================================
Net Assets:
  Beginning of Period                                                                     81,402                  63,878
========================================================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
    INVESTMENT INCOME OF $(66) AND $(1,047), RESPECTIVELY)                        $       79,826       $          81,402
========================================================================================================================

10  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            Financial Statements

                                                                                                        SIX MONTHS ENDED
                                                                                                           JUNE 30, 2004
                                                                                                             (UNAUDITED)
STATEMENT OF CASH FLOWS                                                                                            (000)
------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Proceeds from Sales and Maturities of Long-Term Investments                                               $     29,007
  Purchases of Long-Term Investments                                                                             (27,417)
  Net (Increase) Decrease in Short-Term Investments                                                               (2,769)
  Net Realized Gain (Loss) on Foreign Currency Transactions                                                          183
  Net Realized Gain (Loss) on Futures Contracts                                                                       45
  Net Investment Income                                                                                            3,789
  ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES:
     Net (Increase) Decrease in Receivables Related to Operations                                                    186
     Net Increase (Decrease) in Payables Related to Operations                                                      (156)
     Accretion/Amortization of Discounts and Premiums                                                               (258)
------------------------------------------------------------------------------------------------------------------------
  Net Cash Provided (Used) by Operating Activities                                                                 2,922
------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Cash Received for Reverse Repurchase Agreements                                                                    941
  Cash Distributions Paid                                                                                         (3,863)
------------------------------------------------------------------------------------------------------------------------
  Net Cash Provided (Used) for Financing Activities                                                               (2,922)
------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Cash                                                                                     --
CASH AT BEGINNING OF PERIOD                                                                                           --
------------------------------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                                                                       $         --
========================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  11

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

SELECTED PER SHARE DATA AND RATIOS          Financial Highlights

                                                SIX MONTHS
                                                   ENDED                           YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2004       ---------------------------------------------------------
                                                (UNAUDITED)          2003        2002        2001        2000         1999
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $        6.96       $  5.46     $  7.26     $  9.31     $  12.73     $  13.62
----------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                   0.32+         0.67+       0.78+       1.15         1.26         1.28
Net Realized and Unrealized Gain (Loss) on
  Investments                                          (0.22)         1.40       (1.80)      (2.01)       (3.38)       (0.44)
----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                    0.10          2.07       (1.02)      (0.86)       (2.12)        0.84
----------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                (0.24)        (0.57)      (0.78)      (1.19)       (1.30)       (1.38)
----------------------------------------------------------------------------------------------------------------------------
Decrease in Net Asset Value due to
  Shares issued through Rights Offering                   --            --          --          --           --        (0.32)
----------------------------------------------------------------------------------------------------------------------------
Offering Costs                                            --            --          --          --           --        (0.03)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $        6.82       $  6.96     $  5.46     $  7.26     $   9.31     $  12.73
============================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD          $        5.91       $  6.55     $  5.38     $  8.04     $   9.44     $  11.06
============================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                         (6.23)%**     33.13%     (24.16)%     (2.82)%      (4.02)%     (18.14)%
  Net Asset Value (1)                                   1.83%**      39.29%     (14.69)%    (11.05)%     (17.72)%       6.34%
============================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)          $      79,826       $81,402     $63,878     $84,577     $107,840     $147,289
----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                 1.50%*        1.50%       2.92%       4.02%        3.84%        2.99%
Ratio of Expenses Excluding Interest Expense
  to Average  Net Assets                                1.03%*        1.05%       1.25%       1.17%        1.05%        1.09%
Ratio of Net Investment Income to Average
  Net Assets                                            9.40%*       10.57%      12.69%      13.37%       11.02%        9.43%
Portfolio Turnover Rate                                   29%**         68%         56%         51%          35%          40%
----------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
+    Per share amount is based on average shares outstanding.
*    Annualized
**   Not Annualized

12  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

NOTES TO FINANCIAL STATEMENTS               June 30, 2004 (Unaudited)

     Morgan Stanley High Yield Fund, Inc. (the "Fund") was incorporated on September 23, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary objective is to produce high current income and as a secondary objective, to seek capital appreciation, through investments primarily in high yield securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

 1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

     All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

     Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

 2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counter-party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

 3. REVERSE REPURCHASE AGREEMENTS: The Fund may enter into reverse repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund's

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONT'D)      June 30, 2004 (Unaudited)

     liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Statement of Net Assets.

     At June 30, 2004, the Fund had a reverse repurchase agreement outstanding with UBS Warburg as follows:

                                                     MATURITY IN
                                                       LESS THAN
                                                        365 DAYS
----------------------------------------------------------------
     Value of Securities Subject to Repurchase       $26,553,000
     Liability  Under Reverse Repurchase
      Agreement                                      $25,905,000
     Weighted  Average Days to Maturity                       11

     The weighted average weekly balance of reverse repurchase agreements outstanding during the six months ended June 30, 2004 was approximately $13,287,000 at a weighted average weekly interest rate of 1.50%.

4. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund have utilized and their associated risks:

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. STRUCTURED SECURITIES: The Fund may invest in interests in entities organized and operated solely for the purpose of

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONT'D)      June 30, 2004 (Unaudited)

     restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

7. FUTURES: The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

     The Fund may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

8. OVER-THE-COUNTER TRADING: Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

9. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis and discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives, except where collection is in doubt. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 0.70% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf. An employee of the Administrator is an Officer of the fund.

D. CUSTODIAN: JPMorgan Chase Bank and its affiliates serve as custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONT'D)      June 30, 2004 (Unaudited)

capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 were as follows:

     2003 DISTRIBUTIONS                2002 DISTRIBUTIONS
         PAID FROM:                         PAID FROM:
           (000)                              (000)
---------------------------------   ------------------------
                        LONG-TERM                  LONG-TERM
     ORDINARY             CAPITAL      ORDINARY      CAPITAL
     INCOME                  GAIN        INCOME         GAIN
------------------------------------------------------------
     $6,671                   $--        $9,048          $--

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

        UNDISTRIBUTED             UNDISTRIBUTED
       ORDINARY INCOME        LONG-TERM CAPITAL GAIN
            (000)                     (000)
----------------------------------------------------
            $115                       $--
====================================================

At June 30, 2004, the Federal income tax cost basis of securities was $108,290,000 and, accordingly, net unrealized depreciation for Federal income tax purposes was $1,392,000 of which $7,153,000 related to appreciated securities and $8,545,000 related to depreciated securities.

At December 31, 2003, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $72,207,000 available to offset future capital gains of which $1,337,000 will expire on December 31, 2007, $4,197,000 will expire on December 31, 2008, $4,214,000 to expire on December 31, 2009, $24,375,000 will expire on December 31, 2010 and $38,084,000 will expire on December 31, 2011.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2003, the Fund deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October capital losses of $3,413,000 and post-October currency losses of $82,000.

F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. OTHER: During the six months ended June 30, 2004, the Fund made purchases and sales totaling approximately $29,888,000 and $30,405,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

A substantial portion of the Fund's total investments consist of high yield securities rated below investment grade. Investments in high-yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. These investments are often traded by one market maker who may also be utilized by the Fund to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the statement of net assets and the differences could be material.

On June 21, 2004, the Board of Directors declared a distribution of $0.04 per share, derived from net investment income, payable on July 15, 2004, to stockholders of record on June 30, 2004.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

NOTES TO FINANCIAL STATEMENTS               June 30, 2004 (Unaudited)

H.   SUPPLEMENTAL PROXY INFORMATION:

The Annual Meeting of the Stockholders of the Fund was held on June 22, 2004. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

1. To elect the following Directors:

                                VOTES IN          VOTES
                                FAVOR OF          AGAINST
-----------------------------------------------------------
Wayne E. Hedien                 9,773,758         170,633
James F. Higgins                9,773,758         170,633
Dr. Manuel H. Johnson           9,773,758         170,633

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at www.sec.gov.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

     Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

     The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

     In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

     Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:


Morgan Stanley High Yield Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not Applicable

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley High Yield Fund, Inc.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

By:      /s/ James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2004